Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Money market funds	$ 207,012,391
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Fair Value Measurements (Details) [Line Items]
Long-term Debt, Gross	35,446,000
Debt Instrument, Fair Value Disclosure	28,900,000
Fair Value, Inputs, Level 1, 2 and 3 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Fair Value Measurements (Details) [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Transfers, Net	0	$ 0
Fair Value, Inputs, Level 3 [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Fair Value Measurements (Details) [Line Items]
Long-term Debt, Gross	30,200,000
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants listed and traded amount	$ 9,000,000.0